Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015
Total revenues	$ 1,555,000	$ 1,459,000	$ 1,437,000	$ 1,431,000	$ 1,198,000	$ 975,000	$ 825,000	$ 937,000	$ 5,882,199	$ 3,935,320
Gross margin	582,000	384,000	436,000	488,000	370,000	235,000	225,000	339,000	1,890,314	1,168,929
Operating loss	(2,624,000)	(2,679,000)	(1,822,000)	(1,616,000)	(1,693,000)	(1,357,000)	(1,375,000)	(1,168,000)	(8,740,896)	(5,593,032)
Net loss					$ (1,937,000)	$ (1,408,000)	$ (1,385,000)	$ (2,297,000)	(9,820,364)	(7,026,913)
Net loss attributable to common stockholders	$ (2,785,000)	$ (3,000,000)	$ (2,665,000)	$ (6,607,000)					$ (15,057,439)	$ (12,196,533)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.26)	$ (0.42)	$ (0.41)	$ (1.31)	$ (0.79)	$ (0.40)	$ (0.64)	$ (0.61)	$ (2.05)	$ (2.44)